UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09141

Investment Company Act File Number

Eaton Vance Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 29, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Municipal Income Trust

February 29, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 164.9%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(1)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(2)	$252	$108,660

		$108,660

Education — 8.1%
Massachusetts Development Finance Agency, (Boston University), 6.00%, 5/15/59	$5,580	$7,092,906
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(3)	2,490	2,655,286
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39(3)	10,500	11,791,080
New York Dormitory Authority, (The New School), 5.75%, 7/1/50	4,000	4,580,880

		$26,120,152

Electric Utilities — 4.3%
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	$1,685	$1,840,964
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	2,540	2,886,583
Indiana Financing Authority, (Duke Energy Indiana, Inc.), 6.00%, 8/1/39	1,000	1,147,930
South Carolina Public Service Authority, 5.50%, 12/1/54	7,000	8,044,610

		$13,920,087

Escrowed/Prerefunded — 1.1%
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/22, 5.00%, 7/1/42	$1,675	$2,059,530
St. Paul, Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), Prerefunded to 11/15/16, 5.25%, 5/15/36	1,500	1,552,365

		$3,611,895

General Obligations — 14.0%
Frisco, Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/37(3)	$9,000	$10,456,650
Illinois, 5.00%, 5/1/33	5,000	5,320,250
Klein, Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/36(3)	3,250	3,735,680
Leander, Independent School District, TX, 0.00%, 8/15/39	17,900	6,521,507
New York, 5.00%, 2/15/34(3)	2,500	2,878,850
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(3)	2,340	2,583,687
Wylie Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/36	9,250	4,423,350
Wylie Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/37	7,500	3,422,625
Wylie Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/38	8,500	3,678,545
Wylie Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/39	6,035	2,492,395

		$45,513,539

Health Care – Miscellaneous — 0.0%(1)
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(4)	$17	$17,392
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.25%, 12/1/36(4)	46	47,533
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.20%, 12/1/36(4)	17	17,426

		$82,351

Security	Principal Amount (000’s omitted)	Value
Hospital — 22.3%
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(3)(5)	$10,000	$11,384,900
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	440	509,489
California Health Facilities Financing Authority, (Sutter Health Obligation Group), 5.00%, 8/15/52(3)(5)	10,000	11,208,400
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	3,255	3,321,923
Camden County Improvement Authority, NJ, (Cooper Health System), 5.75%, 2/15/42	1,335	1,536,478
Hawaii Department of Budget and Finance, (Hawaii Pacific Health Obligated Group), 5.50%, 7/1/40	1,870	2,087,425
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	3,280	3,953,450
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/46(3)(5)	10,000	11,569,800
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	1,535	1,810,962
Monroe County Hospital Authority, PA, (Pocono Medical Center), 5.25%, 1/1/43	2,715	2,791,644
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	1,465	1,596,293
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,930	3,187,987
North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.25%, 6/1/29(3)(5)	11,400	12,903,888
South Lake County Hospital District, FL, (South Lake Hospital), 6.25%, 4/1/39	1,570	1,774,163
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/43	785	814,822
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.50%, 12/1/43	670	730,139
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	1,000	1,142,220

		$72,323,983

Housing — 1.9%
Centerline Equity Issuer Trust, TN, 6.00%, 10/31/52(4)	$4,000	$4,507,040
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/47	555	591,469
Texas Student Housing Corp., (University of Northern Texas), 6.75%, 7/1/16	755	754,660
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	180	177,214

		$6,030,383

Industrial Development Revenue — 5.9%
Clayton County Development Authority, GA, (Delta Air Lines, Inc.), 8.75%, 6/1/29	$400	$495,316
Denver City and County, CO, (United Airlines), (AMT), 5.75%, 10/1/32	1,370	1,433,253
Essex County Improvement Authority, NJ, (Covanta), (AMT), 5.25%, 7/1/45(4)	4,390	4,468,142
Luzerne County Industrial Development Authority, PA, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	1,600	1,808,656
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(4)	1,075	1,089,792
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 6.25% to 2/1/17 (Put Date), 1/1/25(4)	1,660	1,700,321
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	4,680	5,139,670
New Jersey Economic Development Authority, (Continental Airlines), Series 2000A, (AMT), 5.625%, 11/15/30	1,005	1,139,499
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	1,715	1,944,776

		$19,219,425

Insured-Electric Utilities — 0.7%
Puerto Rico Electric Power Authority, (AGM), 0.93%, 7/1/29(6)	$3,000	$2,187,900

		$2,187,900

Security	Principal Amount (000’s omitted)	Value
Insured-Escrowed/Prerefunded — 1.1%
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), Prerefunded to 5/1/18, 5.25%, 5/15/41(3)	$3,250	$3,571,068

		$3,571,068

Insured-General Obligations — 1.1%
Arcadia Unified School District, CA, (Election of 2006), (AGM), 0.00%, 8/1/38	$10,000	$3,400,000

		$3,400,000

Insured-Hospital — 4.8%
Iowa Finance Authority, Health Facilities, (Iowa Health System), (AGC), 5.625%, 8/15/37	$2,625	$2,959,898
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/47(3)	2,500	2,561,925
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series I, (AGC), 5.00%, 7/1/38(3)	9,510	10,176,554

		$15,698,377

Insured-Lease Revenue/Certificates of Participation — 1.0%
San Diego County Water Authority, CA, Certificates of Participation, (AGM), 5.00%, 5/1/38(3)	$3,000	$3,254,490

		$3,254,490

Insured-Other Revenue — 0.6%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$4,210	$1,939,631

		$1,939,631

Insured-Special Tax Revenue — 7.8%
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/37	$31,900	$13,906,167
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/43	29,510	5,127,658
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	10,510	1,621,167
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	30,000	4,446,300

		$25,101,292

Insured-Student Loan — 2.1%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$1,880	$2,079,449
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	350	368,298
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	2,600	2,614,976
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	1,525	1,642,700

		$6,705,423

Insured-Transportation — 14.5%
Alameda Corridor Transportation Authority, CA, (NPFG), 0.00%, 10/1/33	$12,425	$6,536,917
Chicago, IL, (O’Hare International Airport), (AGM), 5.50%, 1/1/43	935	1,068,574
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	3,850	4,322,164
Miami-Dade County, FL, (Miami International Airport), (AGM), (AMT), 5.25%, 10/1/41	1,990	2,162,473
North Carolina Turnpike Authority, (AGC), 0.00%, 1/1/34	15,000	7,930,500
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/39	700	782,978
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	9,820	10,062,849
Puerto Rico Highway and Transportation Authority, (AGM), 5.50%, 7/1/31	2,370	2,549,836
San Jose, CA, Airport Revenue, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	2,425	2,516,956
San Jose, CA, Airport Revenue, (AMBAC), (AMT), 5.50%, 3/1/32	8,805	9,184,583

		$47,117,830

Insured-Water and Sewer — 11.9%
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.00%, 10/1/35(3)(5)	$17,985	$21,552,145
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/34	6,000	2,311,740
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/35	6,680	2,373,738
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/36	7,000	2,383,150
Jefferson County, AL, Sewer Revenue, (AGM), 5.00%, 10/1/44	3,750	4,121,400
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	3,640	3,701,188
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.125%, 7/1/47	2,000	2,016,380

		$38,459,741

Security	Principal Amount (000’s omitted)	Value
Lease Revenue/Certificates of Participation — 2.9%
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$2,135	$2,483,496
Mohave County Industrial Development Authority, AZ, (Mohave Prison LLC), 8.00%, 5/1/25	4,400	4,953,608
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	1,735	1,919,934

		$9,357,038

Other Revenue — 3.1%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.00%, 7/15/30	$785	$899,838
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.25%, 7/15/40	880	1,017,606
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.375%, 7/15/43	480	556,915
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(7)	1,925	479,036
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	115	117,049
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	5,000	5,923,650
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(4)	1,155	1,186,173

		$10,180,267

Senior Living/Life Care — 6.0%
Douglas County Hospital Authority No. 2, NE, (Immanuel Obligated Group), 5.50%, 1/1/30	$535	$592,657
Douglas County Hospital Authority No. 2, NE, (Immanuel Obligated Group), 5.625%, 1/1/40	1,075	1,181,264
Logan County, CO, (TLC Care Choices, Inc.), 6.875%, 12/1/23(7)	3,109	759,819
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.40%, 10/1/44	1,480	1,634,971
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	740	890,013
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	3,650	4,475,995
Savannah Economic Development Authority, GA, (Marshes Skidaway), 7.125%, 1/1/38	4,960	5,738,918
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/49	2,500	2,677,300
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/32	335	364,627
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.25%, 12/1/42	985	1,074,074

		$19,389,638

Special Tax Revenue — 15.1%
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(8)	$90	$0
New River Community Development District, FL, (Capital Improvements), 5.35%, 5/1/38(8)	35	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	160	158,995
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/39(3)(5)	12,400	14,393,548
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.50%, 11/1/35(3)(5)	5,000	5,992,750
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.50%, 11/1/35	1,500	1,797,825
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/34(3)(5)	10,000	11,878,800
Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	263	261,873
Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	190	172,433
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	580	405,901
Texas Transportation Commission, 5.00%, 4/1/33(3)(5)	10,000	11,844,500
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,780	2,002,927

		$48,909,552

Security	Principal Amount (000’s omitted)	Value
Transportation — 27.3%
Central Texas Regional Mobility Authority, 5.00%, 1/1/40	$1,395	$1,575,820
Central Texas Regional Mobility Authority, 5.75%, 1/1/31	435	510,525
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/41	9,200	10,033,060
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,030	1,225,144
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	1,735	2,055,506
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/38	3,200	3,515,328
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.375%, 5/15/33	1,000	1,083,410
Memphis-Shelby County Airport Authority, TN, (AMT), 5.75%, 7/1/24	400	459,520
Miami-Dade County, FL, (Miami International Airport), 5.50%, 10/1/36	3,715	4,245,576
New Jersey Transportation Trust Fund Authority, (Transportation Program), 1.21%, 12/15/21 (Put Date), 6/15/34(6)	7,250	6,894,822
New York Liberty Development Corp., (1 World Trade Center Port Authority Construction), 5.00%, 12/15/41(3)	7,880	8,936,235
North Texas Tollway Authority, Prerefunded to 1/1/18, 5.75%, 1/1/38	1,515	1,654,971
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	3,910	4,229,525
Pennsylvania Turnpike Commission, 5.375%, (0.00% until 12/1/17), 12/1/38	2,500	2,914,250
Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/33(3)	7,200	7,603,920
Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37(3)	8,500	9,135,970
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(3)	7,290	7,917,888
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	1,885	2,299,097
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	1,725	2,038,536
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/37(3)(5)	9,300	10,089,291

		$88,418,394

Water and Sewer — 7.3%
Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/40(3)	$10,000	$11,610,300
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	1,860	2,060,248
Detroit, MI, Water Supply System, 5.25%, 7/1/41	4,730	5,173,059
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/34	4,130	4,683,089

		$23,526,696

Total Tax-Exempt Municipal Securities — 164.9% (identified cost $483,169,519)		$534,147,812

Taxable Municipal Securities — 4.8%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(1)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(2)	$11	$4,863

		$4,863

General Obligations — 2.5%
Atlantic City, NJ, 7.50%, 3/1/40	$5,000	$5,256,900
Chicago, IL, 7.75%, 1/1/42	2,885	2,909,147

		$8,166,047

Hospital — 2.0%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$6,000	$6,583,440

		$6,583,440

Security	Principal Amount (000’s omitted)	Value
Insured-Transportation — 0.3%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/32	$1,285	$493,723
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/33	1,000	359,610

		$853,333

Total Taxable Municipal Securities — 4.8% (identified cost $14,569,054)		$15,607,683

Institutional MuniFund Term Preferred Shares — 0.9%

Security	Shares	Value
Nuveen Texas Quality Income Municipal Fund, (AMT), 0.92%, 11/1/18(4)(9)	600	$3,016,800

Total Institutional MuniFund Term Preferred Shares — 0.9% (identified cost $3,000,000)		$3,016,800

Total Investments — 170.6% (identified cost $500,738,573)		$552,772,295

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (4.6)%		$(14,776,505)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (21.0)%		$(68,000,000)

Other Assets, Less Liabilities — (45.0)%		$(145,982,993)

Net Assets Applicable to Common Shares — 100.0%		$324,012,797

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2016, 26.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 10.9% of total investments.

At February 29, 2016, the concentration of the Trust’s investments in the various states, determined as a percentage of total investments, is as follows:

New York	19.7%
Texas	13.2%
California	10.8%
Others, representing less than 10% individually	56.3%

(1)	Amount is less than 0.05%.

(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 29, 2016, the aggregate value of these securities is $16,050,619 or 5.0% of the Trust’s net assets applicable to common shares.

(5)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $43,583,022.

(6)	Variable rate security. The stated interest rate represents the rate in effect at February 29, 2016.

(7)	Security is in default and making only partial interest payments.

(8)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

(9)	Variable rate security. The stated dividend rate represents the rate in effect at February 29, 2016. Maturity date represents the mandatory redemption date. Each share represents $5,000 par value.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 29, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$347,079,923

Gross unrealized appreciation	$58,854,148
Gross unrealized depreciation	(5,451,776)

Net unrealized appreciation	$53,402,372

The Trust did not have any open financial instruments at February 29, 2016.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2016, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$534,147,812	$—	$534,147,812
Taxable Municipal Securities	—	15,607,683	—	15,607,683
Institutional MuniFund Term Preferred Shares	—	3,016,800	—	3,016,800
Total Investments	$—	$552,772,295	$—	$552,772,295

The carrying amount of the liability for Institutional MuniFund Term Preferred Shares (iMTP Shares) at February 29, 2016 approximated its fair value. If measured at fair value, iMTP Shares would have been considered as Level 2 in the fair value hierarchy at February 29, 2016.

The Trust held no investments or other financial instruments as of November 30, 2015 whose fair value was determined using Level 3 inputs. At February 29, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 25, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 25, 2016